1933 Act/Rule 497(j)

March 13, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Phoenix Equity Trust
Registration Nos. 002-16590 and 811-945

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on March 10, 2008.

Sincerely,

/s/ Molly Kerns
Molly Kerns

cc:	Kevin Carr
Ann Flood